Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company’s assets and liabilities that are measured at fair value on a recurring basis include the following:

		Fair Value Measurement at June 30, 2016 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value

Recurring fair value measurements
Cash and cash equivalents	$1.2	$1.2	$—	$—	$—	$1.2
Derivative instruments - Liability position	(9.2)	—	(9.2)	—	—	(9.2)
Total recurring fair value measurements	$(8.0)	$1.2	$(9.2)	$—	$—	$(8.0)

		Fair Value Measurement at December 31, 2015 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value

Recurring fair value measurements
Cash and cash equivalents	$0.6	$0.6	$—	$—	$—	$0.6
Derivative instruments - Asset position	0.2	—	0.2	—	—	0.2
Derivative instruments - Liability position	(16.2)	—	(16.2)	—	—	(16.2)
Total recurring fair value measurements	$(15.4)	$0.6	$(16.0)	$—	$—	$(15.4)

The Company’s assets and liabilities that are measured at fair value on a recurring basis approximate the following:

	Fair Value Measurement at December 31, 2015 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$0.6	$0.6	$—	$—	$—	$0.6
Derivative instruments - Asset position	0.2	—	0.2	—	—	0.2
Derivative instruments - Liability position	(16.2)	$—	(16.2)	—	—	(16.2)
Total recurring fair value measurements	$(15.4)	$0.6	$(16.0)	$—	$—	$(15.4)

	Fair Value Measurement at December 31, 2014 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$1.0	$1.0	$—	$—	$—	$1.0
Restricted cash	0.2	0.2	—	—	—	0.2
Derivative instruments - Asset position	2.7	—	2.7	—	—	2.7
Derivative instruments - Liability position	(27.3)	—	(27.3)	—	—	(27.3)
Total recurring fair value measurements	$(23.4)	$1.2	$(24.6)	$—	$—	$(23.4)

Refer to Note 13 for disclosures regarding long-term debt.

Estimated Fair Value of Company's Debt	The estimated fair value of the Company’s debt is as follows:

	June 30, 2016	December 31, 2015
Revolver	$11.0	$32.0
Senior Notes	558.3	555.5
Term Loan B	1,662.3	1,639.2
	$2,231.6	$2,226.7

Long-term debt consists of the following at December 31:

	2015	2014
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.42% and 4.16% at December 31, 2015 and 2014, respectively) due quarterly; balance due at maturity on October 2017	$32.0	$—
Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin	1,685.5	1,749.0
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020.	550.0	550.0
Capital lease obligations, maturing through 2024	28.2	23.3
Other debt	20.0	4.9
	2,315.7	2,327.2
Less: Original issue discount and debt issuance costs classified as a reduction to long-term debt	(68.6)	(84.2)
Less: Current portion	(49.1)	(25.3)
	$2,198.0	$2,217.7